PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		Rp 9,862,000	Rp 8,509,000
Service costs		625,000	657,000
Transferred employees costs		(1,000)
Interest costs (income)		645,000	595,000
Plan administration cost		183,000	187,000
Interest expense on effect of asset ceiling			3,000
Additional welfare benefits		34,000	50,000
Cost recognized in the consolidated statement of profit or loss		1,486,000	1,492,000
Actuarial (gain) loss on:
Experience adjustments		(665,000)	(892,000)
Changes in demographic assumptions		(1,000)
Changes in financial assumptions		(1,668,000)	3,215,000
Return on plan assets (excluding amount included in net interest expense)		1,640,000	(537,000)
Changes in asset ceiling excluding amount in net interest			(88,000)
Cost recognized in OCI		(694,000)	1,698,000
Employer's contributions		(576,000)	(1,639,000)
Benefits paid from plan assets		(1,000)	(149,000)
Benefits paid by employer		(34,000)	(50,000)
Benefit obligation from transferred employees			62,000
Effect on transfer of IndiHome business to Telkomsel			(61,000)
Pension benefit obligations at end of year		10,043,000	9,862,000
Projected pension benefit obligation at end of year		10,043,000	9,862,000
Telkomsel
Actuarial (gain) loss on:
Employer's contributions	Rp (857,000)
Pension plan participants' contributions	Rp 73,000
Pension benefit obligations at end of year		18,000
Benefit plan obligations | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		5,796,000	5,128,000
Service costs		346,000	331,000
Transferred employees costs		2,000
Interest costs (income)		381,000	369,000
Cost recognized in the consolidated statement of profit or loss		729,000	700,000
Actuarial (gain) loss on:
Experience adjustments		(121,000)	(76,000)
Changes in financial assumptions		(314,000)	(40,000)
Cost recognized in OCI		(435,000)	(116,000)
Pension plan participants' contributions		1,000
Benefits paid from plan assets		(2,000)	(149,000)
Benefit obligation from transferred employees			233,000
Pension benefit obligations at end of year		6,089,000	5,796,000
Projected pension benefit obligation at end of year		4,950,000	4,726,000
Benefit plan obligations | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		23,718,000	23,136,000
Service costs		279,000	326,000
Transferred employees costs		(2,000)
Settlement costs			(2,000)
Interest costs (income)		1,533,000	1,573,000
Plan administration cost		(115,000)	(126,000)
Additional welfare benefits		34,000	50,000
Cost recognized in the consolidated statement of profit or loss		1,729,000	1,821,000
Actuarial (gain) loss on:
Experience adjustments		(609,000)	91,000
Changes in demographic assumptions		(1,000)
Changes in financial assumptions		(491,000)	906,000
Cost recognized in OCI		(1,101,000)	997,000
Pension plan participants' contributions		13,000	17,000
Benefits paid from plan assets		(1,948,000)	(1,972,000)
Benefits paid by employer		(34,000)	(50,000)
Effect on transfer of IndiHome business to Telkomsel			(231,000)
Pension benefit obligations at end of year		22,377,000	23,718,000
Projected pension benefit obligation at end of year		3,543,000	3,666,000
Benefit plan obligations | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		14,624,000	12,878,000
Interest costs (income)		966,000	913,000
Cost recognized in the consolidated statement of profit or loss		966,000	913,000
Actuarial (gain) loss on:
Experience adjustments		65,000	(907,000)
Changes in demographic assumptions		0
Changes in financial assumptions		(863,000)	2,349,000
Cost recognized in OCI		(798,000)	1,442,000
Benefits paid from plan assets		(640,000)	(586,000)
Effect on transfer of IndiHome business to Telkomsel			(23,000)
Pension benefit obligations at end of year		14,152,000	14,624,000
Projected pension benefit obligation at end of year		1,550,000	1,470,000
Benefit plan assets | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(1,070,000)	(853,000)
Transferred employees costs		(2,000)
Interest costs (income)		(65,000)	(67,000)
Plan administration cost		1,000	0
Cost recognized in the consolidated statement of profit or loss		(66,000)	(67,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		15,000	25,000
Cost recognized in OCI		15,000	25,000
Employer's contributions		(18,000)	(4,000)
Pension plan participants' contributions		(1,000)
Benefits paid from plan assets		1,000
Benefit obligation from transferred employees			(171,000)
Pension benefit obligations at end of year		(1,139,000)	(1,070,000)
Benefit plan assets | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(20,052,000)	(18,902,000)
Transferred employees costs		1,000
Settlement costs			2,000
Interest costs (income)		(1,304,000)	(1,295,000)
Plan administration cost		115,000	126,000
Cost recognized in the consolidated statement of profit or loss		(1,188,000)	(1,167,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		1,029,000	(473,000)
Cost recognized in OCI		1,029,000	(473,000)
Employer's contributions		(558,000)	(1,635,000)
Pension plan participants' contributions		(13,000)	(17,000)
Benefits paid from plan assets		1,948,000	1,972,000
Effect on transfer of IndiHome business to Telkomsel			170,000
Pension benefit obligations at end of year		(18,834,000)	(20,052,000)
Benefit plan assets | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(13,154,000)	(12,878,000)
Interest costs (income)		(866,000)	(898,000)
Plan administration cost		182,000	187,000
Interest expense on effect of asset ceiling			3,000
Cost recognized in the consolidated statement of profit or loss		(684,000)	(708,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		596,000	(89,000)
Changes in asset ceiling excluding amount in net interest			(88,000)
Cost recognized in OCI		596,000	(177,000)
Benefits paid from plan assets		640,000	586,000
Effect on transfer of IndiHome business to Telkomsel			23,000
Pension benefit obligations at end of year		Rp (12,602,000)	Rp (13,154,000)